7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

April 11, 2016

Via EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:        Voya Partners, Inc.

               (File Nos. 333-32575; 811-08319)

Ladies and Gentlemen:

On behalf of Voya Partners, Inc. (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 24, 2016, to the Prospectus, dated September 30, 2015 for Voya Mid Cap Value Advantage Fund.

The purpose of the filing is to submit the 497(e) filing dated March 24, 2016 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul Caldarelli
Paul Caldarelli Vice President and Senior Counsel Voya Investment Management – Voya Family of Funds